Commitments and Contingencies	3 Months Ended
Mar. 31, 2026
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 19 — Commitments and Contingencies

Indemnification Agreements:    The Company enters into contractual relationships that contain indemnification provisions in its normal course of business with other parties. The Company may agree to hold other parties harmless against specific losses, such as those that could arise from a breach of representation, covenant, or third party infringement claims. It may not be possible to determine the maximum potential amount of liability under such indemnification agreements due to the unique facts and circumstances that are like to be involved in each particular claim and indemnification provision. Historically, there have been no such indemnification claims. Management believes any liability arising from these agreements will not be material to the Company’s unaudited condensed consolidated financial statements.

Legal Matters:    The Company may periodically become involved in legal proceedings, legal actions, and claims arising in the normal course of business, including proceedings relating to intellectual property, safety and health, employment and other matters. Management believes that the outcome of such legal proceedings, legal actions, and claims will not have a significant adverse effect, individually, or in aggregate, on the Company’s financial position, results of operations or cash flows.

Guarantees and Warranties:

The list of payment guarantees provided by third parties to the Company as of March 31, 2026, are as follows:

Provider	Type	Guaranteed Amount	Beneficiary
K-SURE (Korea Trade Insurance Corporation)	Trade Bill Loan	$85	Industrial Bank of Korea
KODIT (Korea Credit Guarantee Fund)	Operating Funds Loan	1,097	Industrial Bank of Korea
SGI (Seoul Guarantee Insurance)	Government Grant	174	Korea Occupational Safety and Health Agency
SGI (Seoul Guarantee Insurance)	Defects Liability Guarantee Insurance	9	LS ELECTRIC Co., Ltd., Korea Institute for Robot Industry Advancement (KIRIA)
SGI (Seoul Guarantee Insurance)	Payment Guarantee Insurance	17	Korea Industrial Technology Association (KOITA)
KIBO(Korea Technology Finance Corporation)	Working capital loans Guarantee	198	Hana Bank

The main commitments with financial institutions as of March 31, 2026, are as follows:

Financial Institution	Type	Credit Line	Used Amounts
Industrial Bank of Korea(1)(2)	Operating Funds Loan	$4,735	$4,176
KOSME (Korea SMEs and Startups Agency)	Operating Funds Loan	661	348
Woori Bank	Operating Funds Loan	529	120
Hana Bank	Facility loans	190	190
Hana Bank	Working capital loans	198	198
Total		$6,313	$5,032

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(1)      As of March 31, 2026 land, buildings, machinery, and equipment have been provided as collateral (with a secured amount of $3.3 million for long term debt (refer to Note 7 — Property, Plant and Equipment, Net and Note 9 — Debt) and joint guarantees issued for related parties (refer to Note 17 — Related Party Transactions).

(2)      As of March 31, 2026, the Company established pledge fire insurance claims (with a pledge amount of $1.5 million (refer to Note 9 — Debt).